OTHER INTANGIBLE ASSETS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other intangible assets
Amortized intangible assets
Amortized intangible assets, Accumulated amortization	(58,153)	(47,994)
Total	38,031
Other intangible assets
Total other intangible assets, Gross carrying value	96,576	85,721
Amortized intangible assets, Accumulated amortization	(58,153)	(47,994)
Total other intangible assets, Net carrying value	38,423	37,727
Amortization expense	14,110	12,482	11,917
Estimated amortization expense in the year ended December 31,
2014	13,062
2015	9,640
2016	6,399
2017	3,743
2018	1,563
Thereafter	3,624
Total	38,031
Intangible assets excluding licensing agreement prepayments
Amortized intangible assets
Amortized intangible assets, Gross carrying value	96,184	84,671
Amortized intangible assets, Accumulated amortization	(58,153)	(47,994)
Total	38,031	36,677
Other intangible assets
Amortized intangible assets, Accumulated amortization	(58,153)	(47,994)
Estimated amortization expense in the year ended December 31,
Total	38,031	36,677
Billing and telecommunication software
Amortized intangible assets
Useful lives	4 years	4 years
Amortized intangible assets, Gross carrying value	55,738	51,160
Amortized intangible assets, Accumulated amortization	(38,258)	(34,441)
Total	17,480	16,719
Other intangible assets
Amortized intangible assets, Accumulated amortization	(38,258)	(34,441)
Estimated amortization expense in the year ended December 31,
Total	17,480	16,719
Billing and telecommunication software | Minimum
Amortized intangible assets
Useful lives	1 year
Billing and telecommunication software | Maximum
Amortized intangible assets
Useful lives	20 years
Acquired customer base
Amortized intangible assets
Amortized intangible assets, Gross carrying value	8,757	8,987
Amortized intangible assets, Accumulated amortization	(3,622)	(3,023)
Total	5,135	5,964
Other intangible assets
Amortized intangible assets, Accumulated amortization	(3,622)	(3,023)
Estimated amortization expense in the year ended December 31,
Total	5,135	5,964
Acquired customer base | Minimum
Amortized intangible assets
Useful lives	4 years
Acquired customer base | Maximum
Amortized intangible assets
Useful lives	31 years
Rights to use radio frequencies
Amortized intangible assets
Amortized intangible assets, Gross carrying value	9,850	9,563
Amortized intangible assets, Accumulated amortization	(4,905)	(3,841)
Total	4,945	5,722
Other intangible assets
Amortized intangible assets, Accumulated amortization	(4,905)	(3,841)
Estimated amortization expense in the year ended December 31,
Total	4,945	5,722
Rights to use radio frequencies | Minimum
Amortized intangible assets
Useful lives	1 year
Rights to use radio frequencies | Maximum
Amortized intangible assets
Useful lives	15 years
Accounting software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	4,330	3,692
Amortized intangible assets, Accumulated amortization	(3,021)	(2,139)
Total	1,309	1,553
Other intangible assets
Amortized intangible assets, Accumulated amortization	(3,021)	(2,139)
Estimated amortization expense in the year ended December 31,
Total	1,309	1,553
Accounting software | Minimum
Amortized intangible assets
Useful lives	1 year
Accounting software | Maximum
Amortized intangible assets
Useful lives	5 years
Numbering capacity
Amortized intangible assets
Amortized intangible assets, Gross carrying value	3,623	3,614
Amortized intangible assets, Accumulated amortization	(2,849)	(2,176)
Total	774	1,438
Other intangible assets
Amortized intangible assets, Accumulated amortization	(2,849)	(2,176)
Estimated amortization expense in the year ended December 31,
Total	774	1,438
Numbering capacity | Minimum
Amortized intangible assets
Useful lives	2 years
Numbering capacity | Maximum
Amortized intangible assets
Useful lives	15 years
Office software
Amortized intangible assets
Amortized intangible assets, Gross carrying value	9,309	5,050
Amortized intangible assets, Accumulated amortization	(3,582)	(1,927)
Total	5,727	3,123
Other intangible assets
Amortized intangible assets, Accumulated amortization	(3,582)	(1,927)
Estimated amortization expense in the year ended December 31,
Total	5,727	3,123
Office software | Minimum
Amortized intangible assets
Useful lives	1 year
Office software | Maximum
Amortized intangible assets
Useful lives	10 years
Other
Amortized intangible assets
Amortized intangible assets, Gross carrying value	4,577	2,605
Amortized intangible assets, Accumulated amortization	(1,916)	(447)
Total	2,661	2,158
Other intangible assets
Amortized intangible assets, Accumulated amortization	(1,916)	(447)
Estimated amortization expense in the year ended December 31,
Total	2,661	2,158
Other | Minimum
Amortized intangible assets
Useful lives	1 year
Other | Maximum
Amortized intangible assets
Useful lives	10 years
Prepayments for intangible assets
Amortized intangible assets
Total	392	1,050
Estimated amortization expense in the year ended December 31,
Total	392	1,050
Numbering capacity with indefinite contractual life and trademarks
Other intangible assets
Reclassification of indefinite-lived intangible assets to finite- lived intangible assets under law on retention of the cellphone number	1,298
Numbering capacity with indefinite contractual life and trademarks | Minimum
Amortized intangible assets
Useful lives	2 years
Numbering capacity with indefinite contractual life and trademarks | Maximum
Amortized intangible assets
Useful lives	15 years